RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Related party debt consisted of the following:

	November 30, 2021	May 31, 2021

Due to Frangipani Trade Services (1)	$753,273	$903,927
Due to employee (2)	45,000	60,000
Due to employee (3)	99,994	149,996
	898,267	1,113,923
Less: current portion	(198,933)	(397,975)
	$699,334	$715,948

(1)	Due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO, is due on demand and is non-interest bearing. The principal amount of this Promissory Note bears no interest; provided that any amount due under this Note which is not paid when due shall bear interest at an interest rate equal to six percent (6%) per annum. The principal amount is due and payable in six payments of $150,655 the first payment due on November 30, 2021, with each succeeding payment to be made six months after the preceding payment.

(2)	On May 29, 2020, the Company entered into a $90,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest-bearing payments of $2,500 from the date of closing.

(3)	On May 29, 2020, the Company entered into a $200,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest-bearing payments of $5,556 from the date of closing.

As part of the UL HK Transaction and related transactions, the Company assumed the following debt due to related parties:

	May 31, 2021	May 31, 2020

Due to Frangipani Trade Services (1)	$903,927	$959,303
Due to Unique Logistics Hong Kong (“UL HK”) (2)	-	325,000
Note Payable UL HK(3)	-	5,000,000
Due to employee (4)	60,000	90,000
Due to employee (5)	149,996	200,000
	1,113,923	6,574,303
Less: current portion	(397,975)	(6,380,975)
	$715,948	$193,328

(1)	Due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO, is due on demand and is non-interest bearing. The principal amount of this Promissory Note bears no interest; provided that any amount due under this Note which is not paid when due shall bear interest at an interest rate equal to six percent (6%) per annum. The principal amount is due and payable in six payments of $150,655 the first payment due on November 30, 2021, with each succeeding payment to be made six months after the preceding payment.

(2)	Due to Unique Logistics Holding Limited (“ULHK”) is non-interest bearing and due within 12 months from the date of acquisition. On February 19, 2021, the Company and UL HK agreed to reduce an existing $325,000 note assumed by the Company in the May 29, 2020 acquisition (Note 2). The settlement amount of $310,452 was accounted for as a measurement period adjustment and resulted in a reduction to goodwill. See Note 4.

(3)	On May 29, 2020, the Company entered into a $5,000,000 note payable with UL HK as part of the ULUS acquisition. The loan bears a zero percent interest rate and has a maturity of 180 days from the date of the note. On November 12, 2020, the Company amended the note with UL HK in order to (i) extend the maturity date from November 25, 2020 to May 18, 2021, (ii) begin monthly payments of $833,333 commencing on December 18, 2020, (iii) change the interest rate to one-half percent (0.5%) per month and (iv) provide the Company the right to prepay the outstanding liability in whole or in part. Pursuant to the amendment, if the Company should default on the note, UL HK has the option to convert the outstanding principal and interest into shares of common stock of the Company. Upon the earlier of (i) a default in the monthly payment of principal or interest due and owing under the loan or, (ii) in the event that any outstanding balance of the loan remains outstanding as of May 31, 2021, UL HK at its option may convert the principal and interest then outstanding into an amount of shares of common stock of the Company equal to 0.2125% of the then outstanding common stock of the Company on a fully diluted basis for every $25,000 of the outstanding principal balance plus accrued but unpaid interest of this loan outstanding on the date of such conversion, provided, however, that the UL HK shall not be permitted to convert the loan in the event that such conversion would provide the UL HK more than 34% of the Company’s issued and outstanding common stock when including and aggregating all prior conversions of the loan. As of May 31, 2021, the note was paid in full.

(4)	On May 29, 2020, the Company entered into a $90,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest bearing payments of $2,500 from the date of closing.

(5)	On May 29, 2020, the Company entered into a $200,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest bearing payments of $5,556 from the date of closing.